Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

(20)	RELATED PARTY TRANSACTIONS

Purchase of IT System Consulting Service, Office Sharing Service and System Development and Data Services from an Affiliate Company

Huanqiuyimeng has purchased consulting services relating to IT system from an affiliate company, ApplySquare Education & Technology Co., Ltd. (“Applysquare”) in October 2021. The expense recorded for the year ended December 31, 2021 was RMB 50,913.

In October 2021, Huanqiuyimeng entered into an agreement for utilizing certain office space of ApplySquare in launching a co-operation project with ApplySquare to explore solution for potential common customers with a term from October 16, 2021 to October 15, 2022.  Expenses of RMB 275,967 was recorded for the year ended December 31, 2021 in accordance with the agreement term.

In January 2022, Huanqiuyimeng entered into an agreement with Applysquare, pursuant to which ApplySquare shall develop system platforms and provide related data services to support Huanqiuyimeng’s operations and service delivery. The total amount of the agreement was RMB 6.5 million, which includes a one-year charge of data and system maintenance services.

Purchase of Online Education Platform Services from an Affiliate Company

Huanqiuyimeng has subscribed services of online educational platform provided by an affiliate company, EEO Empower Education Online Co., Ltd. (“EEO”), to support its online delivery of credit hours and other relevant services from January to June 2020. Cost of revenues in the amount of RMB 115,968 was recognized for the services purchased during the period.

Amounts Due to a Related Party

The CEO, director and shareholder of the Company, Mr. Xiaofeng Ma has offered interest-free personal funding support  of RMB 431,000 and RMB 200,000 on March 5 and March 30, 2020 respectively to Muhua Shangce, a then majority owned subsidiary of the Company, to support its operational cash needs during COVID-19, which became due in September 2020 and was extended for one year to September 2021. The outstanding balance was RMB 631,000 as of December 31, 2020. Muhua Shangce was disposed of in June 2021 and the related balance was derecognized from the Company’s consolidated financial statements  .

Joint Liability Guarantee provided by a Related Party

Muhua Shangce has borrowed RMB 3.0 million from a third-party company at an annual interest rate of 4.35% in April 2020, for which the Company’s CEO and Director, Mr. Xiaofeng Ma, has provided a joint liability guarantee. Muhua Shangce was disposed of in June 2021 and the related balance was derecognized from the Company’s consolidated financial statements.

Amounts Due to a Company Controlled by a Related Party

In November 2020 and May 2021, a partnership controlled by the Company’s CEO and Director, Mr. Xiaofeng Ma provided a ten-month interest-free loan of RMB 500,000 and a fourteen-month interest free loan of RMB 700,000 to Muhua Shangce respectively. The outstanding balance was RMB500,000 as of December 31, 2020. Muhua Shangce was disposed of in June 2021 and the related balance of RMB1,200,000 before the disposal was derecognized from the Company’s consolidated financial statements.

Expenses paid to a Related Company on behalf of Huanqiuyimeng

From January 1, 2020 to May 14, 2020, before Shanghai Aixue Culture Communication Co., Ltd. (“Shanghai Aixue”) became a wholly owned subsidiary of the Company, Huanqiuyimeng prepaid RMB 672,254 to Shanghai Aixue, a company previously owned by president Mr. Jun Zhang and one of the employees, and Shanghai Aixue paid a total of RMB 483,902 of Huanqiuyimeng’s operating expenses on behalf of Huanqiuyimeng.

From the acquisition date of Huanqiuyimeng to December 31, 2019, Huanqiuyimeng prepaid RMB 1,038,494 to Shanghai Aixue, and Shanghai Aixue paid a total of RMB 1,037,126 of Huanqiuyimeng’s operating expenses on behalf of Huanqiuyimeng. As of December 31, 2019, the outstanding balance was RMB 1,368 due from Shanghai Aixue, which is unsecured, interest free and repayable on demand.